Indebtedness (Schedule Of Indebtedness) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2004
Debt Instrument [Line Items]
Term loan	$ 323,750,000
Revolving credit facility	92,103,000
Aircraft financing		32,881,000
Total debt	1,903,653,000	1,680,106,000
Less: current maturities	(29,264,000)	(133,451,000)
Long-term debt	1,874,389,000	1,546,655,000
7 3/4% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	94,401,000	94,346,000
Debt discount	99,000	154,000
Interest rate	7.75%	7.75%
7% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	312,463,000	312,585,000
Debt premium	218,000	340,000
Interest rate	7.00%	7.00%
7 1/8% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	423,140,000	478,000,000
Interest rate	7.125%	7.125%
8 1/8% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	454,385,000	474,563,000
Debt discount	4,256,000	5,437,000
Interest rate	8.125%	8.125%
3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]
Debt Instrument [Line Items]
Convertible Senior Subordinated Notes	97,581,000	97,581,000	350,000,000
Interest rate	3.75%	3.75%	3.75%
8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]
Debt Instrument [Line Items]
Junior Subordinated Deferrable Interest Debentures	88,204,000	89,554,000
Interest rate	8.65%	8.65%
Capital Lease [Member]
Debt Instrument [Line Items]
Capital leases	5,301,000	57,000
Weighted-average interest rate	5.70%
Other Debt [Member]
Debt Instrument [Line Items]
Other	$ 12,325,000	$ 100,539,000
Weighted-average interest rate	0.20%